THE CROWLEY PORTFOLIO GROUP, INC.

                              FINANCIAL STATEMENTS

                                NOVEMBER 30, 1997

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of  Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for periods indicated thereon. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 1997, the results of their operations for the year then ended, changes in their net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.





Philadelphia, Pennsylvania
December 19, 1997


THE CROWLEY GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1997
                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                     Net Assets          (Note 1)
                                  COMMON STOCKS
                 Automotive
       3,000        Ford Motor Company                                                 2.01%       $   129,000
                 Bank & Finance
       2,000        Nationsbank Corporation                                            1.87            120,125
                 Building
       1,500        Texas Industries                                                   1.09             69,844
                 Chemicals
       2,000        E.I. DuPont de Nemours & Company                                   1.88            121,125
                 Computer Software
       1,000        Microsoft Corporation                                              2.20            141,500
       3,000        Oracle Corporation                                                 1.56             99,937
                                                                                       3.76            241,437
                 Electrical Equipment
       1,000        Franklin Electric                                                  0.91             58,500
                 Insurance (Life)
       7,000        Washington National                                                3.60            231,438
                 International Oil
       1,500        Mobil Corporation                                                  1.68            107,906
       2,000        Royal Dutch Petroleum Company ADR                                  1.64            105,375
                                                                                       3.32            213,281
                 Media & Services
       4,000        Media General Class A                                              2.65            170,500
                 Telecommunications
       1,200        Telecomunicacoes Brasileiras SA  ADR                               1.97            126,600
                 Telephone Equipment
       3,000        Andrew Corporation                                                 1.24             79,500
                 Transportation
       4,000        Canadian Pacific Ltd.                                              1.76            113,250
                    Total Common Stocks (Cost $1,526,951)                             26.06          1,674,600

See accompanying notes to financial statements


THE CROWLEY GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997

                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                     Net Assets          (Note 1)
                                PREFERRED STOCKS
      10,000     Hartford Capital Series A                                             3.97%       $   255,000
       6,000     Lincoln National Series A, 8.75%                                      2.50            160,875
       5,000     Pacificorp Capital, 8.25%                                             2.03            130,625
      10,000     TCI Communications Financing IV, 9.72%                                4.15            266,250
       4,000     Travelers Capital I, 8.00%                                            1.64            105,250
                    Total Preferred Stocks (Cost $875,625)                            14.29            918,000


                             CORPORATE BONDS & NOTES
   Par Value
 $   200,000     Appalachian Power Company, Medium-Term Note,
                    8.50%, 12/01/22                                                    3.35            215,580
     200,000     Bear Stearns Company, Medium-Term Note,
                    7.50%, 12/16/16                                                    3.14            202,000
     200,000     E.I. DuPont de Nemours & Company, Debenture,
                    8.25%, 01/15/22                                                    3.36            215,625
     250,000     Ford Motor Credit Company, Medium-Term Note,
                    7.35%, 11/07/11                                                    4.03            258,750
     100,000     General Electric Capital Corporation, Debenture,
                    8.65%, 05/01/18                                                    1.57            101,078
     200,000     Limited Incorporated, Debenture,
                    7.50%, 03/15/23                                                    3.06            196,342
     300,000     Wisconsin Power & Light Company, Note
                    9.30%, 12/01/25                                                    4.92            316,218
                    Total Corporate Bonds & Notes (Cost $1,481,533)                   23.43          1,505,593


                             U.S. GOVERNMENT AGENCY
   1,000,000     Federal Home Loan Bank,
                    0.00%, 07/28/17                                                    3.30            212,350
     250,000     Federal Home Loan Mortgage Corporation,
                    7.06%, 11/21/11                                                    3.92            251,678
     500,000     Federal Home Loan Mortgage Corporation,
                    0.00%, 08/07/17                                                    1.65            106,250
                    Total U.S. Government Agency (Cost $568,300)                       8.87            570,278

See accompanying notes to financial statements



THE CROWLEY GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997


                                                                                                      Market
                                                                                Percent of           Value
  Par Value                                                                     Net Assets          (Note 1)
                           U.S. GOVERNMENT SECURITIES
  $1,000,000     U.S. Treasury Note,
                    5.50%, 02/28/99                                                   15.51        $   996,562
                    Total U.S. Government Securities (Cost $998,125)                  15.51            996,562

                 Total Investments (Cost $5,450,534)                                  88.16%         5,665,033
                 Other Assets in Excess of Liabilities                                11.84%           760,930
                 Net Assets                                                          100.00%        $6,425,963

                 (a)  Aggregate   cost  for  federal   income  tax  purposes  is
                      $5,450,534.

                 At November 30, 1997, unrealized appreciation (depreciation) of securities for Federal income tax purposes is as follows:

                    Unrealized appreciation                                                          $244,617
                    Unrealized depreciation                                                           (30,118)
                                                                                                     $214,499

See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1997


                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                        Net Assets       (Note 1-A)
                                PREFERRED STOCKS
       4,000     Georgia Power, Series 7.75%                                           1.09%       $   102,252
       8,000     Hartford Capital, Series A                                            2.18            204,000
       6,000     Lincoln National Capital, Series 8.75%                                1.71            160,878
      10,000     Pacific Telesis, 7.56%                                                2.70            253,750
      10,000     Pacificorp Capital, 8.25%                                             2.79            261,250
       8,000     Travelers Capital I, 8.00%                                            2.25            210,504
                    Total preferred Stocks (Cost $1,148,452)                          12.72          1,192,634


                             CORPORATE BONDS & NOTES
   Par Value
                 Auto & Truck
 $   250,000        Ford Holdings
                       7.35%, 11/07/11                                                 2.76            258,750
     200,000        Chrysler Financial Corporation
                       7.50%, 01/27/12                                                 2.26            212,000
      60,000        Ford Motor Credit Co. Note
                       8.7205, 07/22/99                                                 .67             62,500
      30,000        Ford Motor Credit Co. Note
                       8.000%, 01/15/99                                                 .33             30,567
     300,000        General Motors
                       Corp. Note 7.700%, 04/15/16                                     3.48            326,625
      50,000        General Motors
                       Corp. Note 9.625%, 12/01/00                                      .58             54,593
                                                                                      10.08            945,035
                 Banking
      60,000        BankAmerica
                       Corp. Note 7.750%, 07/15/02                                      .67             63,169
      30,000        BankAmerica
                       Corp. Note 7.875%, 12/01/02                                      .34             31,875
      80,000        Bankers Trust New York
                       Corp. Note 9.500%, 06/14/00                                      .91             85,674
      20,000        Bankers Trust New York
                       Corp. Note 9.400%, 03/01/01                                      .23             21,684
     250,000        Bankers Trust New York
                       Deb. 7.500%, 11/15/15                                           2.77            260,000
      95,000        Banque Paribas New York
                       Note. 6.875%, 03/01/09                                          1.01             94,510
      40,000        Barclays American
                       Corp. Note 7.875%, 08/15/98                                      .43             40,525
      20,000        Chase Manhattan
                       Note 10.125%, 11/01/00                                           .24             22,041


See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997

                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                         Net Assets       (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Banking - (Continued)
$    300,000        Chase Manhattan
                       Zero Coupon, 08/15/17                                            .70          $  65,941
      40,000        First Union Corp.
                       9.450%, 06/15/99                                                 .46             41,881
     100,000        First Union Corp.
                       Note 9.890%, 03/13/01                                           1.18            110,478
      20,000        Heller Financial Inc.
                       Note 8.000%, 12/15/98                                            .22             20,356
                                                                                       9.16            858,134
                 Broadcasting & Cable T.V.
      50,000        Cox Communications, Inc.
                       Note 8.875%, 03/01/01                                            .57             53,703
                 Chemical (Basic)
     200,000        DuPont E.I.
                       Note 8.250%, 1/15/22                                            2.30            215,624
                 Chemical (Diversified)
      80,000        ICI Wilmington
                       Note 9.500%, 11/15/00                                            .92             86,542
                 Electric Utility
      70,000        Alabama Power Company
                       1st Mortgage, 8.300%, 07/01/22                                   .79             73,620
     310,000        Appalachian Power Company
                       8.50%, 12/01/22                                                 3.56            334,149
      35,000        Mississippi Power & Light Co.
                       General Ref Mortgage
                       8.500%, 01/05/23                                                 .43             40,432
     100,000        Ohio Power Co.
                       Note 6.875%, 06/01/03                                           1.09            102,369
     295,000        Southern Bell Telephone & Telegraph
                       7.375%, 07/15/10                                                3.24            303,390
     250,000        Virginia Electric & Power Co.
                       Note 7.50%, 06/01/23                                            2.75            257,537
      57,000        Washington Gas Light Co.
                       1st Mortgage 8.625%, 03/01/17                                    .64             60,010
     100,000        Wisconsin Power & Light Company
                       1st Mortgage, 9.30%, 12/01/25                                   1.12            105,406
     245,000        Wisconsin Electric Power
                       1st Mortgage, 7.75%, 01/15/23                                   2.74            256,944
                                                                                      16.36          1,533,857

See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                         Net Assets       (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Food Processing
$    100,000     Quaker Oats Co.
                       Medium-Term Note 9.000%, 12/17/01                               1.17        $   109,463
                 Insurance (Diversified)
      40,000     Aetna Services, Inc.
                       Note 8.625%, 03/01/98                                            .43             40,250
                 Machinery (Construction & Mining)
     200,000        Caterpillar Inc.
                       Note 6.810%, 08/24/99                                           2.16            202,640
                 Natural Gas Industry
     100,000        British Gas Co.
                       Note 8.750%, 03/15/98                                           1.08            100,750
                 Oil & Gas
      50,000        Societe Nat. Elf Aquitaine
                       Note 7.750%, 05/01/99                                            .55             51,068
                 Paper and Forest Products
      50,000        International Paper Company
                       Deb. 9.700%, 03/15/00                                            .57             53,578
                 Retail Store Industry
      50,000     Dayton Hudson Corp.
                       Note 10.000%, 12/01/00                                           .59             54,789
     200,000     Limited, Deb.
                       7.500%, 03/15/23                                                2.09            196,342
      30,000     Wal Mart Stores
                       Note 9.100%, 07/15/00                                            .34             32,119
                                                                                       3.02            283,250


See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                         Net Assets       (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Securities Brokerage Industry

$     35,000        Bear Stearns Companies
                       Note 9.375%, 06/01/01                                            .41          $  38,238
     200,000        Bear Stearns Companies
                       Note 7.500%, 12/16/16                                           2.16            202,000
     200,000        Bear Stearns Companies
                       Note 8.000%, 02/21/17                                           2.26            212,000
     200,000        Lehman Bros Holding Inc.
                       Note 8.500%, 05/01/07                                           2.36            220,874
      40,000        Morgan Stanley Group
                       Note 7.875%, 12/15/98                                            .43             40,669
      30,000        Morgan Stanley Group
                       Note 8.100%, 06/24/02                                            .34             31,931
      40,000        Salomon Inc.
                       Note 9.100%, 03/15/98                                            .43             40,320
                                                                                       8.39            786,032
                 Telecommunications Service Industry
      50,000        General Telephone Co. Florida
                       1st Mortgage, 7.500%, 08/01/02                                   .54             50,375
     150,000        GTE North, Inc.
                       Note, 7.625%, 05/15/26                                          1.69            158,250
     103,000        General Telephone Co. Kentucky
                       1st Mortgage, 7.750%, 06/01/03                                  1.11            104,288
     100,000        Illinois Bell Telephone Co.
                       Deb. 8.500%, 04/22/26                                           1.11            104,250
     250,000        U.S. West Capital Funding, Inc.
                       Note, 6.750%, 10/01/05                                          2.69            252,500
                                                                                       7.14            669,663
                 Tobacco
     100,000        Philip Morris
                       8.250%, 10/15/03                                                1.15            107,812
     130,000        Philip Morris
                       Note 7.750%, 05/01/99                                           1.42            132,579
                                                                                       2.57            240,391
                    Total Corporate Bonds & Notes (Cost $6,140,939)                   66.47          6,229,980


See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997

                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                         Net Assets       (Note 1-A)
                             U.S. GOVERNMENT AGENCY
 $   200,000        Federal Home Loan Bank
                       Zero Coupon, 07/10/17                                            .45         $   42,750
     200,000        Federal Home Loan Mortgage Corp.
                       6.29%, 02/07/06                                                 2.12            199,000
   1,000,000        Federal Home Loan Bank
                       Zero Coupon, 07/28/17                                           2.27            212,350
      80,000        Federal Home Loan Mortgage Corp.
                       8.325%, 07/15/09                                                 .88             82,672
     200,000        Federal National Mortgage Association Deb.
                       8.400%, 10/25/04                                                2.24            210,000
     305,000        Federal Home Loan Mortgage Corp.
                       7.05%, 11/21/11                                                 3.28            307,047
                       Total U.S. Government Agency (Cost $1,056,019)                 11.24          1,053,819

                    Total Investments (Cost $8,345,410) (a)                           90.43%         8,476,433
                    Other Assets in excess of Liabilities                              9.57%           896,921
                    Net Assets                                                       100.00%        $9,373,354

                 (a)  Aggregate   cost  for  federal   income  tax  purposes  is
                      $8,345,410.

                 At November 30, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                          $201,507
                    Unrealized depreciation                                                           (70,484)
                    Net unrealized appreciation                                                      $131,023


See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1997


                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                        Net Assets       (Note 1-A)
                              GENERAL EQUITY FUNDS
                 Aggressive Growth
       1,983        Strong Opportunity                                                 3.72         $   83,417
       2,550        Twentieth Century Ultra                                            3.89             87,074
       2,482        Wasatch Aggressive Equity                                          3.21             71,919
                                                                                      10.82            242,410
                 Balanced
       2,581        Columbia Balanced                                                  2.68             59,962
       1,015        Dodge & Cox Balanced                                               3.16             70,805
                                                                                       5.84            130,767
                 Corporate - Investment Grade
       4,069        Harbor Bond                                                        2.11             47,280
                 Corporate - High Yield
       5,888        Federated High Yield Trust                                         2.52             56,408
       5,805        Fidelity Capital & Income                                          2.56             57,411
       3,899        Strong High Yield                                                  2.10             46,944
                                                                                       7.18            160,763
                 Growth
       1,029        Fidelity Stock Selection                                           1.39             31,073
       2,708        Longleaf Partners                                                  3.52             78,752
         599        Nicholas                                                           2.29             51,249
       2,079        Oakmark                                                            3.62             81,210
       2,597        Soundshore                                                         3.34             74,903
                                                                                      14.16            317,187
                 Growth/Income
       1,509        Babson Value                                                       3.21             71,940
         471        Dodge & Cox Stock                                                  2.10             47,010
       5,455        Mutual Beacon                                                      3.75             84,119
       1,559        Neuberger & Berman Guardian                                        2.09             46,851
       4,180        Pelican                                                            3.52             78,748
       2,341        Steinroe Growth & Income                                           2.40             53,773
                                                                                      17.07            382,441
                 Income
       3,136        Berwyn Income                                                      1.86             41,706
       1,755        Lindner Dividend                                                   2.29             51,392
       1,768        Gabelli Equity Income                                              1.37             30,678
                                                                                       5.52            123,776


See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1997

                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                        Net Assets       (Note 1-A)
                              GENERAL EQUITY FUNDS
                 Small Company
       1,988        Heartland Value                                                    3.49         $   78,181
       2,083        Meridian                                                           2.95             65,987
       2,034        PBGH Growth                                                        2.31             51,668
       1,213        Parkstone Small Cap. Series "B"                                    1.44             32,336
                                                                                      10.19            228,172


                           INTERNATIONAL EQUITY FUNDS
                 Foreign Equity
       1,222        Managers International Equity                                      2.61             58,419
       6,820        Twentieth Century International Equity                             2.81             62,884
                                                                                       5.42            121,303
                 Global Equity
       2,887        Founders Worldwide Growth                                          3.07             68,728
       2,105        Janus Worldwide Fund                                               3.76             84,214
                                                                                       6.83            152,942
                 International Bond
       4,394        T. Roe Price International Bond                                    1.90             42,618
       4,194        Scudder International Bond                                         1.92             43,070
       4,501        Warburg Global Fixed Income                                        2.19             48,975
                                                                                       6.01            134,663
                 Pacific Equity
       6,562        T. Rowe Price - New Asia                                           1.72             38,453
                 Total Investments (Cost $1,803,214) (a)                              92.87%         2,080,157
                 Other Assets Less Liabilities                                         7.13%           159,712
                 Net Assets                                                          100.00%        $2,239,869

                 (a)  Aggregate   cost  for  federal   income  tax  purposes  is
                      $1,803,214.

                 At November  30, 1997  unrealized  appreciation  (depreciation)
                    securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                          $305,969
                    Unrealized depreciation                                                           (29,026)
                    Net unrealized appreciation                                                      $276,943


See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1997

                                                                 Growth
                                                               And Income         Income          Diversified
                                                               Portfolio         Portfolio        Portfolio
ASSETS
    Investments at market value
       (Identified cost $5,450,534, $8,345,410,
        and $1,803,214, respectively)                           $5,665,033       $8,476,433         $2,080,157
    Cash                                                           762,320          782,274            161,957
    Receivable for
       Interest                                                     56,510          130,843                307
       Dividends                                                     1,150                -                  -
       Total assets                                              6,485,013        9,389,550          2,242,421


LIABILITIES
    Payable for capital stock redeemed                               42,959             -                 -
    Accrued expenses                                                16,091           16,196              2,552
       Total liabilities                                            59,050           16,196              2,552

NET ASSETS
    (500 million shares of $.01 par value
    common stock authorized; 563,301,
    851,801 and 173,981 shares issued
    and outstanding, respectively)                              $6,425,963       $9,373,354         $2,239,869


NET ASSET VALUE
    Offering and redemption price per share
    (Net assets/shares outstanding)                                 $11.41           $11.00             $12.87


At November 30, 1997, net assets consisted of:
    Paid-in capital                                             $5,690,966        $8,983,861        $1,906,765
    Accumulated undistributed net
       investment income                                           202,630           513,212              -
    Accumulated undistributed net
       realized gains (losses)                                     317,868           (254,742)          56,161
    Net unrealized appreciation of investments                     214,499           131,023           276,943
                                                                $6,425,963        $9,373,354        $2,239,869


See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 1997

                                                                  Growth
                                                                And Income         Income          Diversified
                                                               Portfolio         Portfolio        Portfolio
INVESTMENT INCOME
    Interest income                                              $247,845          $614,047        $    2,214
    Dividend income                                               108,382            91,533            53,892
    Other income                                                   10,145               362                93
       Total income                                               366,372           705,942            56,199

EXPENSES
    Investment advisory fees (Note 2)                              66,416           55,578             19,044
    Shareholder servicing fees (Note 2)                            28,511           38,574              8,110
    Legal and audit fees                                           14,600           14,900              3,857
    Custodian fees                                                  5,092            6,177              1,050
    Registration fees                                               4,352            3,526              1,045
    Printing and postage                                            1,312            1,312                 81
    Insurance    750                                                  750              500
    Directors fees                                                  6,000            6,000              2,000
    Miscellaneous      2,450                                        2,114              -
       Total expenses                                             129,483          128,931             35,687
          Investment income - net                                 236,889          577,011             20,512


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security transactions           317,280          (47,021)               -
    Capital gain distribution from regulated
       investment companies                                           -                -               55,919
    Change in unrealized appreciation of
       investments for the year                                    (35,592)        122,332            132,478
       Net gain (loss) on investments                              281,688          75,311            188,397
          Net increase in net assets
             resulting from operations                            $518,577        $652,322           $208,909


See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1997 and 1996


                                                                               1997                   1996
OPERATIONS
    Investment income - net                                                       $   236,889       $   137,653
    Net realized gain on investments                                                  317,280           191,740
    Change in unrealized appreciation                                                 (35,592)           21,978
       Net increase in net assets resulting from operations                           518,577           351,371

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.27 and $.32 per share)                                                     (159,580)         (183,435)
    From net realized gains on investment
       ($.31 and $.50 per share)                                                     (188,051)         (286,617)

CAPITAL SHARE TRANSACTIONS (a)                                                       (489,359)          318,132
          Total increase (decrease)                                                  (318,413)          199,451

NET ASSETS
    Beginning of year                                                               6,744,376         6,544,925

    End of year
       (including undistributed investment income of
        $202,630 and $125,320, respectively)                                       $6,425,963        $6,744,376

(a)  Summary of capital share activity follows:
                                                   1997                                      1996
                                                          Shares         Amount           Shares         Amount
Shares sold                                                28,866     $    319,284        34,760      $ 373,438
Shares issued in reinvestment of distributions             33,108          347,631        44,303        470,052
                                                           61,974          666,915        79,063        843,490
Shares redeemed  (104,142)                             (1,156,274)         (49,012)     (525,358)
    Net increase (decrease)                               (42,168)     $  (489,359)       30,051      $ 318,132


See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1997 and 1996


                                                                               1997                   1996
OPERATIONS
    Investment income - net                                                       $   577,011       $   530,316
    Net realized (loss) on investments                                                (47,021)         (143,224)
    Change in unrealized appreciation                                                 122,332            (1,524)
       Net increase in net assets resulting from operations                           652,322           385,568

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.65 and $.62 per share)                                                     (556,624)         (502,187)

CAPITAL SHARE TRANSACTIONS (a)                                                       (251,109)          704,926
          Total increase (decrease)                                                  (155,411)          588,307

NET ASSETS
    Beginning of year                                                               9,528,765         8,940,458

    End of year
       (including undistributed investment income of
        $513,212 and $492,825, respectively)                                       $9,373,354        $9,528,765

(a)  Summary of capital share activity follows:
                                                   1997                                     1996
                                                        Shares          Amount           Shares       Amount
Shares sold                                                51,646      $   545,779       124,539    $ 1,325,485
Shares issued in reinvestment of distributions             54,518          556,624        47,646        502,187
                                                          106,164        1,102,403       172,185      1,827,672
Shares redeemed  (128,371)                             (1,353,512)        (105,211)   (1,122,746)
    Net increase (decrease)                               (22,207)     $  (251,109)       66,974   $    704,926



See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1997 and 1996


                                                                                          1997                    1996
OPERATIONS
    Investment income - net                                                      $     20,512     $       5,545
    Net realized gain on investments                                                      -              30,015
    Capital gain distribution from regulated
       investment companies                                                            55,919            26,533
    Change in unrealized appreciation                                                 132,478            95,517
       Net increase in net assets resulting from operations                           208,909           157,610

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.18 and $.04 per share)                                                      (23,277)           (3,511)
    From net realized gains on investments
       ($.44 and $.00 per share)                                                      (56,464)              -

CAPITAL SHARE TRANSACTIONS (a)                                                        610,496           383,968
          Total increase                                                              739,664           538,067

NET ASSETS
    Beginning of period                                                             1,500,205           962,138

    End of period
       (Including undistributed investment income of
        $0 and $1,638, respectively)                                               $2,239,869        $1,500,205

(a)  Summary of capital share activity follows:
                                                       1997                                   1996
                                                              Shares      Amount           Shares      Amount
Shares sold                                                    62,490     $ 773,189        39,599      $450,041
Shares issued in reinvestment of distributions                  6,934        79,741           325         3,511
                                                               69,424       852,930        39,924       453,552
Shares redeemed  (18,966)                                    (242,434)       (6,260)      (69,584)
    Net increase  50,458                                    $ 610,496        33,664      $383,968



See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


                                                                        YEAR ENDED NOVEMBER 30,
                                                       1997        1996        1995        1994        1993
NET ASSET VALUE
    Beginning of year                                 $11.14      $11.37      $10.69      $10.45      $10.19

INCOME FROM
    INVESTMENT OPERATIONS
    Net investment income                                .42         .23         .32         .12         .11
    Net gains on securities
       (both realized and unrealized)                    .43         .36         .88         .63         .18
       Total from investment operations                  .85         .59        1.20         .75         .29

LESS DISTRIBUTIONS
    Dividends
       (from net investment income)                     (.27)       (.32)       (.12)       (.11)       (.03)
    Distributions
       (from realized capital gains)                    (.31)       (.50)       (.40)       (.40)       ( - )
       Total distributions                              (.58)       (.82)       (.52)       (.51)       (.03)

NET ASSET VALUE
    End of year                                       $11.41      $11.14      $11.37      $10.69      $10.45

TOTAL RETURN                                            8.08%       5.55%      11.85%       7.41%       2.85%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $6,426      $6,744      $6,545      $5,496      $4,593
    Ratio of expenses to average net assets             1.95%       1.95%       1.93%       1.85%       1.61%
    Ratio of net investment income to
       average net assets                               3.57%       2.06%       3.00%       1.10%       1.00%
    Portfolio turnover rate                            70.22%     182.41%     118.08%     107.37%     243.85%
    Average commission rate paid per share              $.05        $.05        -           -           -




See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


                                                                        YEAR ENDED NOVEMBER 30,
                                                       1997        1996        1995        1994        1993
NET ASSET VALUE
    Beginning of year                                 $10.89      $11.08      $10.69      $11.57      $10.58

INCOME FROM
    INVESTMENT OPERATIONS
    Net investment income                                .69         .59         .65         .61         .65
    Net gains (losses) on securities
       (both realized and unrealized)                    .07        (.15)        .37        (.76)        .40
       Total from investment operations                  .76         .44        1.02        (.15)       1.05

LESS DISTRIBUTIONS
    Dividends
       (from net investment income)                     (.65)       (.62)       (.63)       (.66)       (.06)
    Distributions
       (from realized capital gains)                      -            -         (  -  )      (.07)       (  -  )
       Total distributions                              (.65)       (.62)       (.63)       (.73)       (.06)

NET ASSET VALUE
    End of year                                       $11.00      $10.90      $11.08      $10.69      $11.57

TOTAL RETURN                                            7.34%       4.16%      10.12%      (1.43)%      9.97%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $9,373      $9,529      $8,940      $6,654      $5,423
    Ratio of expenses to average net assets             1.39%       1.39%       1.43%       1.37%       1.23%
    Ratio of net investment income to
       average net assets                               6.22%       5.62%       6.43%       6.28%       6.27%
    Portfolio turnover rate                            22.81%      66.18%      31.60%      14.45%      19.17%



See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

                                                                                                 Period
                                                                                             April 1, 1995 (a)
                                                                       Year Ended                  To
                                                                      November 30,             November 30,
                                                                 1997            1996             1995
NET ASSET VALUE
    Beginning of year                                             $12.15         $10.71           $10.00

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                            .17            .05              -
    Net gains on securities
       (both realized and unrealized)                               1.17           1.43              .71
       Total from investment operations                             1.34           1.48              .71

LESS DISTRIBUTIONS
    Dividends (from net investment income)                          (.18)          (.04)            -
    Distributions (from realized capital gains)                     (.44)             -             -
       Total distributions                                          (.62)          (.04)            -

NET ASSET VALUE
    End of year                                                   $12.87         $12.15           $10.71

TOTAL RETURN                                                       11.64%         13.87%            7.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                        $2,240        $1,500            $962
    Ratio of expenses to average net assets                         1.87%          2.22%            2.06% (b)
    Ratio of net investment income (loss) to
       average net assets                                           1.08%           .46%            (.09)% (b)
    Portfolio turnover rate                                          -            20.69%             -


(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b) Annualized.

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 1997


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering three series of shares:
     The Crowley Growth and Income Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

      The objective of The Crowley Growth and Income Portfolio is a long-term growth of capital for investors, with the secondary objective being current income. The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

         SECURITY VALUATION
         Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

         FEDERAL INCOME TAXES
         The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1997, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $254,700, of which $36,100 expires in the year 2002 and $28,400 in 2003, $143,200 in 2004 and $47,000 in 2005.

         SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
         As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         USE OF ESTIMATES IN FINANCIAL STATEMENTS
         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 1997

(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

      As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of the average daily net assets of The Crowley Growth and Income Portfolio, .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

      The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the period December 1, 1996 to November 30, 1997, TCFG earned fees of $28,511, $38,574 and $8,110 from the Growth and Income Portfolio, Income Portfolio and Diversified Management Portfolio, respectively.

      Crowley Securities Corp. serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities Corp. and The Crowley Financial Group, Inc.


(3)   PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities, other than short-term investments, aggregated $3,525,179 and $4,465,773, respectively, in the Growth and Income Portfolio, $2,003,899 and $2,959,357, respectively, in the Income Portfolio and $425,000 and $0, respectively, in the Crowley Diversified Management Portfolio.